Cover	9 Months Ended
Mar. 27, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MEDMEN ENTERPRISES INC.
Entity Central Index Key	0001776932
Entity Tax Identification Number	98-1431779
Entity Incorporation, State or Country Code	A1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true